Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,161,226	$ 972,879	$ 1,134,802	$ 965,120
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	305,354	282,781	301,594	273,270
United States Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	215,960	137,169	196,237	134,175
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 639,912	$ 552,929	$ 636,971	$ 557,675